As filed with the Securities and Exchange Commission on June 25, 2007
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF NET ASSETS
(APRIL 30, 2007)
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                       Maturity               Value              Standard
     Amount                                                                       Date      Yield      (Note 1)    Moody's & Poor's
-----------                                                                       ----      ------     --------    ------- --------
Put Bonds (b) (13.28%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   ABN AMRO MuniTOPs Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds-
              128th Series
              Insured by FSA                                                     11/29/07    3.70%  $  7,200,000   VMIG-1
    260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983 A                      03/01/08    3.95        260,000     P-1       A-1+
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983 A                      03/01/08    3.95      5,470,000     P-1       A-1+
-----------                                                                                         ------------
 12,930,000   Total Put Bonds                                                                         12,930,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (14.13%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Limited Partnership) 1991 Project
              LOC Dexia CLF                                                      05/02/07    3.75%  $  2,500,000   VMIG-1      A-1+
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                    05/08/05    3.70      5,000,000   VMIG-1      A-1+
  4,000,000   New Jersey Salem County PCFA - Exelon
              LOC BNP Paribas                                                    05/02/07    3.70      4,000,000   VMIG-1      A-1+
  2,260,000   Port Authority New York and New Jersey - Series B Bank Note        05/09/07    3.65      2,260,000     P-1       A-1+
-----------                                                                                         ------------
 13,760,000   Total Tax Exempt Commercial Paper                                                       13,760,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (35.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,780,000   Berkeley Heights Township, NJ                                      02/20/08    3.62%  $  3,798,565    Aaa
  2,023,000   Chester Township, NJ BAN                                           07/20/07    3.80      2,027,428    Aa2
  2,728,265   Leonia Borough, NJ BAN (d)                                         05/15/07    3.85      2,728,924
  4,531,100   Middle Township, NJ BAN - Series B (c)                             07/19/07    3.85      4,539,597
  2,857,000   Lawrence Township, NJ                                              07/26/07    3.60      2,859,625    Aa3
  6,000,000   New Jersey State Office of Public Finance                          06/22/07    3.65      6,006,027    MIG1      SP-1+
  2,070,000   Ocean City, NJ BAN (c)                                             07/20/07    3.85      2,072,836
  3,889,966   Princeton Borough, NJ (c)                                          06/14/07    3.90      3,891,553
  2,000,000   Rockaway Township, NJ BAN                                          07/19/07    3.75      2,003,125    Aa2
  2,000,000   Toms River, NJ School District Temporary Notes (c)                 11/21/07    3.64      2,000,639
  2,354,590   Waldwick Borough, NJ BAN (c)                                        6/22/07    3.80      2,356,850
-----------                                                                                         ------------
 34,234,721   Total Tax Exempt General Obligation Notes & Bonds                                       34,285,169
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (d) (35.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000   Chemical Bank Municipal Trust Receipts, Series 1995-CBI
              (New Jersey GO Refunding Bonds Series D)                           02/15/11    3.94%  $  1,100,000   VMIG1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Bank & Trust Company                                    07/01/26    4.05      1,000,000     P-1       A-1+
  1,955,000   Jefferson County, KY Industrial Building RB
              (R.C.Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC Fifth Third Bank                                               06/01/18    4.14      1,955,000     P-1       A-1+
    687,000   Kenton County, KY Industrial Building RB (c)
              LOC Fifth Third Bank                                               10/01/22    4.05        687,000
  2,000,000   Louisiana Local Government Environmental (c)
              Facilities & Community Development (SRL Holdings LLC Project)
              LOC Branch Bank & Trust Company                                    02/01/32    4.05      2,000,000
  1,000,000   Memphis, TN Health Educational & Housing Facility Board MFHRB
              (Ashland Lakes Apartments Project) - Series 2006A
              LOC US Bank, N.A.                                                  08/01/41    4.03      1,000,000               A-1+
   770 ,000   Michigan State Strategic Fund Limited Obligation RB
              (Gudellineartec Inc Project) (c)
              LOC Fifth Third Bank                                               06/01/12    4.11        770,000
  1,500,000   Michigan Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project) (c)
              LOC Fifth Third Bank                                               03/01/27    4.05      1,500,000
    700,000   New Jersey EDA(Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                 01/15/18    4.07        700,000     P-1       A-1+
  3,000,000   New Jersey EDA IDRB
              (CST Projects, LLC Project) - Series 2006
              LOC National Bank of Canada                                        04/01/26    4.03      3,000,000               A-1
    630,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                            12/01/08    4.09        630,000     P-1       A-1+
  1,505,000   New Jersey EDA RB (c)
              LOC Goldman Sachs                                                  01/01/37    4.02      1,505,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America, N.A.                                          10/15/09    3.93      1,000,000     P-1
    800,000   New Jersey EDA(CVC Specialty Chemicals Inc.Project)-Series 2001(c)
              LOC Wachovia Bank, N.A.                                            05/01/11    3.93        800,000
  3,700,000   New Jersey EDA Special Facility RB (Port Newark Container
              Terminal LLC Project) - Series 2003
              LOC Citibank, N.A.                                                 07/01/30    3.99      3,700,000               A-1+
  2,150,000   New Jersey State EDA RB (Campus 130 Association)
              LOC Bank of New York, N.A.                                         12/01/11    3.95      2,150,000     P-1       A-1
    440,000   Ohio County, KY Industrial Building RB
              (Ritatsu Manutacturing Inc Project) (c)
              LOC Fifth Third Bank                                               10/01/20    4.05        440,000
  1,400,000   Pennsylvania EDFA (Delweld Industry Corp. Project)-Series 2005B1
              LOC PNC Bank, N.A.                                                 08/01/16    4.00      1,400,000     P-1       A-1+
  1,645,000   Prince William County, VA
              LOC Branch Bank & Trust Company                                    11/01/32    4.05      1,645,000   VMIG-1
  1,995,000   Putters Series 1104 Related to Custodial Receipts Series 2005-7
              (New Jersey EDA School Facilites, 2005 Series O)
              LOC J.P Morgan Chase Bank, N.A                                     03/01/13    3.96      1,995,000   VMIG-1
  1,000,000   Ridgeland Township SC RB (LRC Ridgeland LLC) - Series A
              LOC Columbus Bank & Trust Company                                  09/01/21    4.02      1,000,000     P-1       A-1
    850,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure
              Financing Authority Special Obligation Bonds - 2000 Series A
              LOC US Government                                                  04/01/27    3.93        850,000               A-1+
  1,100,000   Warrick County, IN (Village Community Partners V - Springsview
              Apartments) - 2001
              LOC Federal Home Bank of Indianapolis                              10/01/34    4.02      1,100,000               A-1+
  2,900,000   Will-Kankakee Regional Development Authority IDRB
              (Atlas Putty Products Co. Project) - Series 2006A
              LOC Fifth Third Bank                                               08/01/36    4.05      2,900,000     P-1       A-1+
-----------                                                                                         ------------
 34,827,000   Total Tax Exempt Variable Rate Demand Instruments                                       34,827,000
-----------                                                                                         ------------
              Total Investments (98.37%) (Cost $ 95,802,169)                                          95,802,169
              Cash and other assets, net of liabilities (1.63%)                                        1,589,414
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 97,391,583
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 74,151,685  shares outstanding                                        $       1.00
                                                                                                    ============
              Class B Shares, 22,943,912  shares outstanding                                        $       1.00
                                                                                                    ============
              JPMorgan Shares,   316,378  shares outstanding                                        $       1.00
                                                                                                    ============

FOOTNOTES:
(Note 1) Valuation of Securities -

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven day' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                      MFHRB      =   Multi Family Housing Revenue Bond
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     EDFA     =   Economic Development Finance Authority      RB         =   Revenue Bond
     FSA      =   Financial Security Assurance                TIC        =   Trust Inverse Certificate
     GO       =   General Obligation                          TOC        =   Tender Option Certificate
     IDRB     =   Industrial Development Revenue Bond         TOP        =   Tender Option Puts
     LOC      =   Letter of Credit


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)* /s/Anthony Pace
                             Anthony Pace, Treasurer and Assistant Secretary

Date: June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                ------------------
                                Steven W. Duff, President

Date: June 25, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                ----------------
                                Anthony Pace, Treasurer and Assistant Secretary

Date: June 25, 2007

* Print the name and title of each signing officer under his or her signature.